Distribution Date:	04/18/22	CSAIL 2017-CX9 Commercial Mortgage Trust
Determination Date:	04/11/22
Next Distribution Date:	05/17/22
Record Date:	03/31/22	Commercial Mortgage Pass-Through Certificates
Series 2017-CX9

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Credit Suisse Commercial Mortgage Securities Corp.
Certificate Factor Detail	3		General Information Number	(212) 325-2000
Certificate Interest Reconciliation Detail	4		11 Madison Avenue, 4th Floor | New York, NY 10010 | United States
		Master Servicer	KeyBank National Association
Exchangeable Certificate Detail	5-7
			Andy Lindenman	(913) 317-4372
Exchangeable Certificate Factor Detail	8
			11501 Outlook Street, Suite 300 | Overland Park, KS 66211 | United States
Additional Information	9	Special Servicer	Rialto Capital Advisors, LLC
Bond / Collateral Reconciliation - Cash Flows	10		General	(305) 229-6465
Bond / Collateral Reconciliation - Balances	11		200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Current Mortgage Loan and Property Stratification	12-16	Operating Advisor & Asset	Pentalpha Surveillance LLC
		Representations Reviewer
Mortgage Loan Detail (Part 1)	17-18
			Don Simon	(203) 660-6100
Mortgage Loan Detail (Part 2)	19-20		PO Box 4839 | Greenwich, CT 06831 | United States
Principal Prepayment Detail	21	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Historical Detail	22		Bank, N.A.
			Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Delinquency Loan Detail	23				trustadministrationgroup@wellsfargo.com
Collateral Stratification and Historical Detail	24		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 1	25
Specially Serviced Loan Detail - Part 2	26-27
Modified Loan Detail	28
Historical Liquidated Loan Detail	29
Historical Bond / Collateral Loss Reconciliation Detail	30
Interest Shortfall Detail - Collateral Level	31
Supplemental Notes	32

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 32

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	12595FAA0	2.024800%	21,973,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	12595FAB8	3.053800%	233,274,000.00	232,223,190.34	19,474,901.02	590,969.32	0.00	0.00	20,065,870.34	212,748,289.32	31.56%	30.00%
A-SB	12595FAF9	3.256300%	14,861,000.00	14,861,000.00	0.00	40,326.56	0.00	0.00	40,326.56	14,861,000.00	31.56%	30.00%
A-3	12595FAC6	3.356600%	97,756,000.00	97,756,000.00	0.00	273,439.82	0.00	0.00	273,439.82	97,756,000.00	31.56%	30.00%
A-4	12595FAD4	3.175500%	93,339,000.00	93,339,000.00	0.00	246,998.33	0.00	0.00	246,998.33	93,339,000.00	31.56%	30.00%
A-5	12595FAE2	3.445600%	140,010,000.00	140,010,000.00	0.00	402,015.38	0.00	0.00	402,015.38	140,010,000.00	31.56%	30.00%
A-S	12595FAJ1	3.699800%	101,992,000.00	101,992,000.00	0.00	314,458.33	0.00	0.00	314,458.33	101,992,000.00	19.07%	18.13%
B	12595FAK8	4.087958%	42,943,000.00	42,943,000.00	0.00	146,290.98	0.00	0.00	146,290.98	42,943,000.00	13.81%	13.13%
C	12595FAL6	4.277958%	30,061,000.00	30,061,000.00	0.00	107,166.41	0.00	0.00	107,166.41	30,061,000.00	10.13%	9.63%
D	12595FAP7	4.277958%	31,134,000.00	31,134,000.00	0.00	110,991.62	0.00	0.00	110,991.62	31,134,000.00	6.31%	6.00%
E	12595FAR3	3.243000%	18,252,000.00	18,252,000.00	0.00	49,326.03	0.00	0.00	49,326.03	18,252,000.00	4.08%	3.88%
F	12595FAT9	4.277958%	8,588,000.00	8,588,000.00	0.00	30,615.92	0.00	0.00	30,615.92	8,588,000.00	3.02%	2.88%
NR*	12595FAV4	4.277958%	24,693,503.00	24,693,503.00	0.00	158,856.05	0.00	0.00	158,856.05	24,693,503.00	0.00%	0.00%
Z	12595FAX0	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	12595FAZ5	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			858,876,503.00	835,852,693.34	19,474,901.02	2,471,454.75	0.00	0.00	21,946,355.77	816,377,792.32

X-A	12595FAG7	0.981999%	703,205,000.00	680,181,190.34	0.00	556,614.28	0.00	0.00	556,614.28	660,706,289.32
X-B	12595FAH5	0.111763%	73,004,000.00	73,004,000.00	0.00	6,799.31	0.00	0.00	6,799.31	73,004,000.00
X-E	12595FAM4	1.034958%	18,252,000.00	18,252,000.00	0.00	15,741.71	0.00	0.00	15,741.71	18,252,000.00
Notional SubTotal			794,461,000.00	771,437,190.34	0.00	579,155.30	0.00	0.00	579,155.30	751,962,289.32

Deal Distribution Total					19,474,901.02	3,050,610.05	0.00	0.00	22,525,511.07

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 32

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	12595FAA0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	12595FAB8	995.49538457	83.48509058	2.53336986	0.00000000	0.00000000	0.00000000	0.00000000	86.01846044	912.01029399
A-SB	12595FAF9	1,000.00000000	0.00000000	2.71358320	0.00000000	0.00000000	0.00000000	0.00000000	2.71358320	1,000.00000000
A-3	12595FAC6	1,000.00000000	0.00000000	2.79716662	0.00000000	0.00000000	0.00000000	0.00000000	2.79716662	1,000.00000000
A-4	12595FAD4	1,000.00000000	0.00000000	2.64625001	0.00000000	0.00000000	0.00000000	0.00000000	2.64625001	1,000.00000000
A-5	12595FAE2	1,000.00000000	0.00000000	2.87133333	0.00000000	0.00000000	0.00000000	0.00000000	2.87133333	1,000.00000000
A-S	12595FAJ1	1,000.00000000	0.00000000	3.08316662	0.00000000	0.00000000	0.00000000	0.00000000	3.08316662	1,000.00000000
B	12595FAK8	1,000.00000000	0.00000000	3.40663158	0.00000000	0.00000000	0.00000000	0.00000000	3.40663158	1,000.00000000
C	12595FAL6	1,000.00000000	0.00000000	3.56496490	0.00000000	0.00000000	0.00000000	0.00000000	3.56496490	1,000.00000000
D	12595FAP7	1,000.00000000	0.00000000	3.56496499	0.00000000	0.00000000	0.00000000	0.00000000	3.56496499	1,000.00000000
E	12595FAR3	1,000.00000000	0.00000000	2.70250000	0.00000000	0.00000000	0.00000000	0.00000000	2.70250000	1,000.00000000
F	12595FAT9	1,000.00000000	0.00000000	3.56496507	0.00000000	0.00000000	0.00000000	0.00000000	3.56496507	1,000.00000000
NR	12595FAV4	1,000.00000000	0.00000000	6.43311117	(2.86814633)	33.46675601	0.00000000	0.00000000	6.43311117	1,000.00000000
Z	12595FAX0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	12595FAZ5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	12595FAG7	967.25875149	0.00000000	0.79153914	0.00000000	0.00000000	0.00000000	0.00000000	0.79153914	939.56426550
X-B	12595FAH5	1,000.00000000	0.00000000	0.09313613	0.00000000	0.00000000	0.00000000	0.00000000	0.09313613	1,000.00000000
X-E	12595FAM4	1,000.00000000	0.00000000	0.86246494	0.00000000	0.00000000	0.00000000	0.00000000	0.86246494	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 32

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	03/01/22 - 03/30/22	30	0.00	590,969.32	0.00	590,969.32	0.00	0.00	0.00	590,969.32	0.00
A-SB	03/01/22 - 03/30/22	30	0.00	40,326.56	0.00	40,326.56	0.00	0.00	0.00	40,326.56	0.00
A-3	03/01/22 - 03/30/22	30	0.00	273,439.82	0.00	273,439.82	0.00	0.00	0.00	273,439.82	0.00
A-4	03/01/22 - 03/30/22	30	0.00	246,998.33	0.00	246,998.33	0.00	0.00	0.00	246,998.33	0.00
A-5	03/01/22 - 03/30/22	30	0.00	402,015.38	0.00	402,015.38	0.00	0.00	0.00	402,015.38	0.00
X-A	03/01/22 - 03/30/22	30	0.00	556,614.28	0.00	556,614.28	0.00	0.00	0.00	556,614.28	0.00
X-B	03/01/22 - 03/30/22	30	0.00	6,799.31	0.00	6,799.31	0.00	0.00	0.00	6,799.31	0.00
X-E	03/01/22 - 03/30/22	30	0.00	15,741.71	0.00	15,741.71	0.00	0.00	0.00	15,741.71	0.00
A-S	03/01/22 - 03/30/22	30	0.00	314,458.33	0.00	314,458.33	0.00	0.00	0.00	314,458.33	0.00
B	03/01/22 - 03/30/22	30	0.00	146,290.98	0.00	146,290.98	0.00	0.00	0.00	146,290.98	0.00
C	03/01/22 - 03/30/22	30	0.00	107,166.41	0.00	107,166.41	0.00	0.00	0.00	107,166.41	0.00
D	03/01/22 - 03/30/22	30	0.00	110,991.62	0.00	110,991.62	0.00	0.00	0.00	110,991.62	0.00
E	03/01/22 - 03/30/22	30	0.00	49,326.03	0.00	49,326.03	0.00	0.00	0.00	49,326.03	0.00
F	03/01/22 - 03/30/22	30	0.00	30,615.92	0.00	30,615.92	0.00	0.00	0.00	30,615.92	0.00
NR	03/01/22 - 03/30/22	30	894,048.77	88,031.47	0.00	88,031.47	(70,824.58)	0.00	0.00	158,856.05	826,411.44
Totals			894,048.77	2,979,785.47	0.00	2,979,785.47	(70,824.58)	0.00	0.00	3,050,610.05	826,411.44

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 32

				Exchangeable Certificate Detail
		Pass-Through	Maximum Initial				Prepayment
Class	CUSIP	Rate	Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
A-1 (Cert)	12595FAA0	N/A	21,973,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-1 (Exch)	N/A	N/A	21,973,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2 (Cert)	12595FAB8	3.053800%	233,274,000.00	232,223,190.34	19,474,901.02	590,969.32	0.00	0.00	20,065,870.34	212,748,289.32
A-2 (Exch)	N/A	N/A	233,274,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB (Cert)	12595FAF9	3.256300%	14,861,000.00	14,861,000.00	0.00	40,326.56	0.00	0.00	40,326.56	14,861,000.00
A-SB (Exch)	N/A	N/A	14,861,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3 (Cert)	12595FAC6	3.356600%	97,756,000.00	97,756,000.00	0.00	273,439.82	0.00	0.00	273,439.82	97,756,000.00
A-3 (Exch)	N/A	N/A	97,756,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4 (Cert)	12595FAD4	3.175500%	93,339,000.00	93,339,000.00	0.00	246,998.33	0.00	0.00	246,998.33	93,339,000.00
A-4 (Exch)	N/A	N/A	93,339,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-5 (Cert)	12595FAE2	3.445600%	140,010,000.00	140,010,000.00	0.00	402,015.38	0.00	0.00	402,015.38	140,010,000.00
A-5 (Exch)	N/A	N/A	140,010,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-A (Cert)	12595FAG7	0.981999%	703,205,000.00	680,181,190.34	0.00	556,614.28	0.00	0.00	556,614.28	660,706,289.32
X-A (Exch)	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-B (Cert)	12595FAH5	0.111763%	73,004,000.00	73,004,000.00	0.00	6,799.31	0.00	0.00	6,799.31	73,004,000.00
X-B (Exch)	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-E (Cert)	12595FAM4	1.034958%	18,252,000.00	18,252,000.00	0.00	15,741.71	0.00	0.00	15,741.71	18,252,000.00
X-E (Exch)	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S (Cert)	12595FAJ1	3.699800%	101,992,000.00	101,992,000.00	0.00	314,458.33	0.00	0.00	314,458.33	101,992,000.00
A-S (Exch)	N/A	N/A	101,992,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	12595FAK8	4.087958%	42,943,000.00	42,943,000.00	0.00	146,290.98	0.00	0.00	146,290.98	42,943,000.00
B (Exch)	N/A	N/A	42,943,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	12595FAL6	4.277958%	30,061,000.00	30,061,000.00	0.00	107,166.41	0.00	0.00	107,166.41	30,061,000.00
C (Exch)	N/A	N/A	30,061,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
D (Cert)	12595FAP7	4.277958%	31,134,000.00	31,134,000.00	0.00	110,991.62	0.00	0.00	110,991.62	31,134,000.00
D (Exch)	N/A	N/A	31,134,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
E (Cert)	12595FAR3	3.243000%	18,252,000.00	18,252,000.00	0.00	49,326.03	0.00	0.00	49,326.03	18,252,000.00
E (Exch)	N/A	N/A	18,252,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
F (Cert)	12595FAT9	4.277958%	8,588,000.00	8,588,000.00	0.00	30,615.92	0.00	0.00	30,615.92	8,588,000.00
F (Exch)	N/A	N/A	8,588,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
NR (Cert)	12595FAV4	4.277958%	24,693,503.00	24,693,503.00	0.00	158,856.05	0.00	0.00	158,856.05	24,693,503.00
NR (Exch)	N/A	N/A	24,693,503.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Z (Cert)	12595FAX0	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 32

				Exchangeable Certificate Detail
		Pass-Through	Maximum Initial				Prepayment
Class	CUSIP	Rate	Balance	Beginning Balance	Principal Distribution	Interest Distribution	Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
Z (Exch)	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			2,512,214,006.00	1,607,289,883.68	19,474,901.02	3,050,610.05	0.00	0.00	22,525,511.07	1,568,340,081.64
								Exchangeable Certificate Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.										Page 6 of 32

				Exchangeable Certificate Detail
		Pass-Through	Maximum Initial				Prepayment
Class	CUSIP	Rate	Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Exchangeable Certificate Details
V1-A	12595FBB7	N/A	703,205,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-B	12595FBC5	N/A	73,004,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-D	12595FBD3	N/A	31,134,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-E	12595FBF8	N/A	18,252,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-F	12595FBH4	N/A	33,281,503.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-Z	12595FBK7	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V2-A	12595FBM3	N/A	858,876,503.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V2-Z	12595FBP6	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			1,717,753,006.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 7 of 32

			Exchangeable Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
V1-A	12595FBB7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V1-B	12595FBC5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V1-D	12595FBD3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V1-E	12595FBF8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V1-F	12595FBH4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V1-Z	12595FBK7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V2-A	12595FBM3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V2-Z	12595FBP6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 8 of 32

	Additional Information
Total Available Distribution Amount (1)	22,525,511.07
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 9 of 32

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,990,739.80	Master Servicing Fee	3,481.48
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	5,686.12
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	359.88
ARD Interest	0.00	Operating Advisor Fee	1,240.13
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	149.42
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,990,739.80	Total Fees	10,917.03

Principal		Expenses/Reimbursements
Scheduled Principal	459,966.57	Reimbursement for Interest on Advances	32.70
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	19,014,934.45	Special Servicing Fees (Monthly)	(71,516.29)
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	696.32
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	19,474,901.02	Total Expenses/Reimbursements	(70,787.27)

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,050,610.05
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	19,474,901.02
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	22,525,511.07
Total Funds Collected	22,465,640.82	Total Funds Distributed	22,465,640.83

© 2021 Computershare. All rights reserved. Confidential.			Page 10 of 32

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	835,852,694.28	835,852,694.28	Beginning Certificate Balance	835,852,693.34
(-) Scheduled Principal Collections	459,966.57	459,966.57	(-) Principal Distributions	19,474,901.02
(-) Unscheduled Principal Collections	19,014,934.45	19,014,934.45	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	816,377,793.26	816,377,793.26	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	836,513,278.78	836,513,278.78	Ending Certificate Balance	816,377,792.32
Ending Actual Collateral Balance	816,386,261.84	816,386,261.84

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.94)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.94)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.28%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 11 of 32

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	1	13,445,496.37	1.65%	65	4.7500	NAP	Defeased	1	13,445,496.37	1.65%	65	4.7500	NAP
9,999,999 or less	8	42,200,072.29	5.17%	63	5.2108	1.804172	1.4999 or less	9	290,676,435.43	35.61%	45	4.0978	0.966960
10,000,000 to 14,999,999	2	22,372,491.13	2.74%	61	4.5619	1.368133	1.5000 to 1.7499	5	95,667,224.87	11.72%	17	5.1503	1.661100
15,000,000 to 19,999,999	3	53,188,436.43	6.52%	48	5.3035	1.886188	1.7500 to 1.9999	4	45,654,963.28	5.59%	47	5.3702	1.820632
20,000,000 to 34,999,999	5	135,968,854.95	16.66%	51	4.2964	2.683507	2.0000 to 2.9999	6	172,938,548.00	21.18%	44	3.9222	2.392821
35,000,000 to 49,999,999	7	292,702,442.09	35.85%	36	4.2883	1.055821	3.0000 or greater	5	197,995,125.31	24.25%	49	3.5413	5.910225
50,000,000 or greater	4	256,500,000.00	31.42%	39	3.3726	4.780234	Totals	30	816,377,793.26	100.00%	43	4.1309	2.605096
Totals	30	816,377,793.26	100.00%	43	4.1309	2.605096
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 12 of 32

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	1	13,445,496.37	1.65%	65	4.7500	NAP	Texas	1	8,967,163.89	1.10%	65	4.9900	1.784487
Alabama	1	1,634,369.20	0.20%	58	4.1853	1.120000	Washington	1	67,500,000.00	8.27%	63	3.2900	10.100000
Arizona	1	46,766,788.85	5.73%	5	5.4800	1.730000	Washington, DC	2	87,875,000.00	10.76%	26	3.6647	2.610640
Arkansas	4	7,328,136.63	0.90%	60	6.3300	1.690000	West Virginia	1	688,055.35	0.08%	65	4.6470	3.400000
California	3	107,195,218.98	13.13%	40	4.3162	0.748907	Wisconsin	1	2,600,299.73	0.32%	64	5.0200	1.670000
Connecticut	1	1,085,848.33	0.13%	64	5.0200	1.670000	Wyoming	1	1,075,345.33	0.13%	64	5.0200	1.670000
Delaware	1	996,339.68	0.12%	65	4.6470	3.400000	Totals	69	816,377,793.26	100.00%	43	4.1309	2.605096
Florida	1	7,146,166.92	0.88%	65	4.8500	2.000000
									Property Type³
Georgia	1	80,000,000.00	9.80%	28	3.3400	3.360000
Illinois	3	46,003,032.11	5.64%	11	4.1509	1.316458		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Indiana	4	4,151,817.42	0.51%	65	4.7477	2.754740		Properties	Balance	Agg. Bal.			DSCR¹
Kentucky	2	1,787,156.79	0.22%	65	4.6470	3.400000	Defeased	1	13,445,496.37	1.65%	65	4.7500	NAP
Maryland	1	960,596.33	0.12%	65	4.6470	3.400000	Industrial	1	5,338,828.70	0.65%	65	4.3300	(0.230000)
Michigan	3	3,123,055.87	0.38%	65	4.6470	3.400000	Lodging	15	178,556,207.24	21.87%	16	5.0370	1.186640
Mississippi	1	5,516,744.04	0.68%	65	5.9000	2.890000	Mixed Use	1	32,875,000.00	4.03%	64	4.3920	2.160000
Missouri	1	2,546,168.90	0.31%	64	5.0200	1.670000	Multi-Family	1	25,000,000.00	3.06%	61	3.7200	5.310000
Montana	1	484,753.72	0.06%	64	5.0200	1.670000	Office	11	452,792,882.76	55.46%	49	3.6691	3.273538
New Jersey	2	80,863,276.94	9.91%	61	4.1877	1.113221	Other	7	10,093,380.33	1.24%	64	5.0200	1.670000
New York	4	125,357,310.41	15.36%	62	3.6019	2.431822	Retail	32	98,275,997.87	12.04%	46	4.4427	1.970044
North Carolina	7	35,122,266.28	4.30%	45	5.2746	1.939125	Totals	69	816,377,793.26	100.00%	43	4.1309	2.605096
Ohio	11	12,107,984.16	1.48%	65	4.6470	3.400000
Oklahoma	1	1,908,187.12	0.23%	58	4.1853	1.120000
Pennsylvania	3	22,294,885.08	2.73%	61	5.0262	1.351662
South Carolina	1	2,980,855.28	0.37%	27	5.6800	1.872565
Tennessee	3	36,865,473.56	4.52%	16	4.3262	1.432836

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 13 of 32

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	13,445,496.37	1.65%	65	4.7500	NAP	Defeased	1	13,445,496.37	1.65%	65	4.7500	NAP
	3.9999% or less	7	362,500,000.00	44.40%	46	3.4211	4.026952	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.0000% to 4.4999%	8	226,607,978.20	27.76%	44	4.2361	1.335362	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.5000% to 4.9999%	8	109,331,469.46	13.39%	39	4.8598	1.420550	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.0000% to 5.4999%	3	72,889,137.95	8.93%	25	5.3723	1.728289	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	5.5000% or greater	3	31,603,711.28	3.87%	41	5.8691	2.007836	49 months or greater	29	802,932,296.89	98.35%	42	4.1205	2.624272
	Totals	30	816,377,793.26	100.00%	43	4.1309	2.605096	Totals	30	816,377,793.26	100.00%	43	4.1309	2.605096
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 14 of 32

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	13,445,496.37	1.65%	65	4.7500	NAP	Defeased	1	13,445,496.37	1.65%	65	4.7500	NAP
	60 months or less	13	414,416,800.20	50.76%	23	4.3116	1.862287	Interest Only	12	526,331,657.26	64.47%	47	3.6775	3.198087
	61 months or greater	16	388,515,496.69	47.59%	63	3.9166	3.437057	300 months or less	6	69,429,626.05	8.50%	51	5.2202	1.850583
	Totals	30	816,377,793.26	100.00%	43	4.1309	2.605096	301 months to 359 months	11	207,171,013.58	25.38%	29	4.8773	1.425745
								360 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	30	816,377,793.26	100.00%	43	4.1309	2.605096
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 15 of 32

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	1	13,445,496.37	1.65%	65	4.7500	NAP				None
Underwriter's Information		5	70,147,511.45	8.59%	53	4.8662	3.038161
	12 months or less	22	659,909,785.44	80.83%	43	4.0323	2.693374
	13 months to 24 months	1	32,875,000.00	4.03%	64	4.3920	2.160000
	25 months or greater	1	40,000,000.00	4.90%	4	4.0441	1.140000
	Totals	30	816,377,793.26	100.00%	43	4.1309	2.605096
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 16 of 32

						Mortgage Loan Detail (Part 1)

			Prop									Original Adjusted		Beginning	Ending	Paid
			Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	Loan Group	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	10176786	1	OF	Dunwoody	GA	Actual/360	3.340%	230,088.89	0.00	0.00	N/A	08/06/24	--	80,000,000.00	80,000,000.00	04/06/22
2	10174967	1	OF	Seattle	WA	Actual/360	3.290%	191,231.25	0.00	0.00	N/A	07/11/27	--	67,500,000.00	67,500,000.00	03/11/22
3	10175134	1	OF	Washington	DC	Actual/360	3.230%	152,976.39	0.00	0.00	N/A	07/06/22	--	55,000,000.00	55,000,000.00	04/06/22
4	10180212	1	OF	New York	NY	Actual/360	3.669%	170,627.10	0.00	0.00	N/A	06/01/27	--	54,000,000.00	54,000,000.00	04/01/22
5	10178526	1	LO	Scottsdale	AZ	Actual/360	5.480%	220,981.20	62,286.20	0.00	N/A	09/06/22	--	46,829,075.05	46,766,788.85	04/06/22
6	10175458	1	LO	Glendale	CA	Actual/360	4.911%	186,637.47	60,362.43	0.00	N/A	08/06/22	--	44,132,738.73	44,072,376.30	04/06/22
7	10180213	1	OF	New York	NY	Actual/360	3.413%	132,235.54	0.00	0.00	N/A	06/05/27	--	45,000,000.00	45,000,000.00	04/05/22
8	10180214	1	OF	Madison	NJ	Actual/360	4.266%	165,290.28	0.00	0.00	N/A	02/05/27	--	45,000,000.00	45,000,000.00	04/05/22
9	10180215	1	LO	Chicago	IL	Actual/360	4.044%	139,296.78	0.00	0.00	N/A	08/05/22	--	40,000,000.00	40,000,000.00	07/05/20
10	10180216	1	OF	San Francisco	CA	Actual/360	3.570%	110,670.00	0.00	0.00	N/A	09/05/27	--	36,000,000.00	36,000,000.00	04/05/22
11	10180217	1	OF	Warren	NJ	Actual/360	4.090%	126,310.29	0.00	0.00	N/A	08/09/27	--	35,863,276.94	35,863,276.94	04/09/22
12	10180218	1	MU	Washington	DC	Actual/360	4.392%	124,333.25	0.00	0.00	N/A	08/05/27	--	32,875,000.00	32,875,000.00	01/05/22
13	10175699	1	RT	Knoxville	TN	Actual/360	4.370%	106,110.95	69,162.84	0.00	N/A	07/01/22	--	28,198,081.91	28,128,919.07	04/01/22
14	10180219	1	RT	Folsom	CA	Actual/360	4.340%	101,533.00	45,196.27	0.00	N/A	08/05/27	--	27,168,038.95	27,122,842.68	04/05/22
15	10180220	1	MF	Astoria	NY	Actual/360	3.720%	80,083.33	0.00	0.00	N/A	05/05/27	--	25,000,000.00	25,000,000.00	04/05/22
16	10180221	1	RT	Various	Various	Actual/360	4.647%	91,404.54	0.00	0.00	09/05/27	09/05/37	--	22,842,093.20	22,842,093.20	04/05/22
17	10173380	1	LO	Garden Grove	CA	Actual/360	5.180%	84,939.28	19,042,309.76	0.00	N/A	06/06/22	--	19,042,309.76	0.00	04/01/22
18	10180222	1	LO	Various	Various	Actual/360	5.680%	91,913.24	33,063.41	0.00	N/A	07/06/24	--	18,791,894.02	18,758,830.61	04/06/22
19	10169914	1	OF	Durham	NC	Actual/360	4.940%	78,394.39	28,237.74	0.00	N/A	03/06/27	--	18,428,874.78	18,400,637.04	04/06/22
20	10180223	1	OF	Fort Washington	PA	Actual/360	5.280%	72,968.57	19,837.03	0.00	N/A	03/06/27	--	16,048,805.81	16,028,968.78	04/06/22
21	10180224	1	MF	Pittsburgh	PA	Actual/360	4.750%	55,120.15	30,397.45	0.00	N/A	09/06/27	--	13,475,893.82	13,445,496.37	04/06/22
22	10167894	1	RT	Various	Various	Actual/360	4.185%	44,345.15	25,286.91	0.00	N/A	02/06/27	--	12,304,397.72	12,279,110.81	04/06/22
23	10180225	1	98	Various	Various	Actual/360	5.020%	43,631.44	0.00	0.00	N/A	08/05/27	--	10,093,380.32	10,093,380.32	03/05/22
24	10180226	1	LO	Arlington	TX	Actual/360	4.990%	38,587.94	13,156.39	0.00	N/A	09/06/27	--	8,980,320.28	8,967,163.89	04/06/22
25	10180227	1	LO	Hot Springs	AR	Actual/360	6.330%	39,990.47	8,442.04	0.00	N/A	04/05/27	--	7,336,578.67	7,328,136.63	03/05/22
26	10177698	1	LO	Vero Beach	FL	Actual/360	4.850%	29,906.67	14,724.34	0.00	N/A	09/06/27	--	7,160,891.26	7,146,166.92	04/06/22
27	10180228	1	LO	Biloxi	MS	Actual/360	5.900%	28,081.62	10,529.63	0.00	N/A	09/05/27	--	5,527,273.67	5,516,744.04	04/05/22
28	10180229	1	IN	Aston	PA	Actual/360	4.330%	19,939.47	8,865.34	0.00	N/A	09/06/27	--	5,347,694.04	5,338,828.70	04/06/22

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						Mortgage Loan Detail (Part 1)

			Prop									Original	Adjusted	Beginning	Ending	Paid
			Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Loan Group	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments	Repay Date	Date	Date	Balance	Balance	Date
29	10180230	1	RT	Lincolnwood	IL	Actual/360	4.912%	14,169.76	0.00	0.00	N/A	09/05/27	--	3,350,000.00	3,350,000.00	04/05/22
30	10109093	1	RT	Bloomingdale	IL	Actual/360	4.800%	10,978.44	3,043.24	0.00	N/A	10/06/26	--	2,656,075.35	2,653,032.11	04/06/22
31	10180231	1	RT	Schereville	IN	Actual/360	4.867%	7,962.95	0.00	0.00	N/A	09/05/27	--	1,900,000.00	1,900,000.00	04/05/22
Totals								2,990,739.80	19,474,901.02	0.00				835,852,694.28	816,377,793.26
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse			MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail			SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office			MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 18 of 32

					Mortgage Loan Detail (Part 2)

				Most Recent Most Recent Appraisal							Cumulative	Current
		Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Loan Group	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	1	0.00	9,031,982.58	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
2	1	46,380,284.02	0.00	--	--	--	0.00	0.00	190,751.15	190,751.15	0.00	0.00
3	1	21,397,858.25	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4	1	0.00	51,252,673.44	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
5	1	16,057,728.17	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6	1	0.00	(436,343.72)	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
7	1	17,918,702.94	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8	1	8,259,780.59	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9	1	0.00	19,262,786.52	04/01/19	03/31/20	--	0.00	0.00	138,740.16	2,865,631.03	76,777.78	0.00
10	1	3,443,017.22	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11	1	5,731,884.74	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12	1	0.00	2,482,830.83	01/01/20	09/30/20	--	0.00	0.00	123,875.78	360,310.01	0.00	0.00
13	1	0.00	15,619,279.19	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
14	1	0.00	2,155,153.15	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
15	1	0.00	0.00	--	--	02/11/22	0.00	0.00	0.00	0.00	0.00	0.00
16	1	3,793,308.92	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1	0.00	0.00	--	--	02/11/22	0.00	0.00	0.00	0.00	0.00	0.00
18	1	0.00	0.00	--	--	02/11/22	0.00	0.00	0.00	0.00	0.00	0.00
19	1	0.00	2,161,678.67	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1	0.00	3,506,713.90	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
22	1	1,161,466.56	0.00	--	--	07/11/19	0.00	0.00	0.00	0.00	0.00	0.00
23	1	0.00	0.00	--	--	01/11/22	0.00	0.00	43,561.90	43,561.90	0.00	0.00
24	1	0.00	0.00	--	--	07/12/21	0.00	0.00	0.00	0.00	0.00	0.00
25	1	0.00	0.00	--	--	--	0.00	0.00	48,381.97	48,381.97	0.00	0.00
26	1	1,198,451.89	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1	0.00	1,425,537.69	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1	44,812.01	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 19 of 32

					Mortgage Loan Detail (Part 2)

				Most Recent Most Recent		Appraisal					Cumulative	Current
		Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Loan Group	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
29	1	286,123.77	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
30	1	488,547.28	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
31	1	187,152.53	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals		126,349,118.89	106,462,292.25				0.00	0.00	545,310.95	3,508,636.06	76,777.78	0.00

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			Principal Prepayment Detail
				Unscheduled Principal	Prepayment Penalties
		Loan
Pros ID	Loan Number	Group	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
17	10173380	1	19,014,934.45	Disposition	0.00	0.00
Totals			19,014,934.45		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
04/18/22	0	0.00	1	32,875,000.00	1	40,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	1	19,014,934.45	4.130874%	4.115743%	43
03/17/22	1	32,875,000.00	0	0.00	2	59,042,309.76	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.155179%	4.140030%	43
02/17/22	0	0.00	0	0.00	2	59,077,762.17	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.155729%	4.140580%	44
01/18/22	1	32,875,000.00	0	0.00	3	68,115,032.28	0	0.00	0	0.00	0	0.00	0	0.00	1	1,371,619.68	4.156148%	4.140998%	45
12/17/21	1	54,000,000.00	1	18,898,906.86	3	68,154,980.63	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.157976%	4.142829%	46
11/18/21	0	0.00	0	0.00	4	87,133,007.21	1	25,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	4.158432%	4.143284%	47
10/18/21	1	32,875,000.00	0	0.00	5	98,669,797.75	1	25,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	4.158842%	4.143678%	48
09/17/21	0	0.00	0	0.00	5	98,748,245.19	1	25,000,000.00	0	0.00	0	0.00	0	0.00	1	1,107,906.80	4.159290%	4.144125%	49
08/17/21	0	0.00	0	0.00	5	98,819,344.24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.160334%	4.145168%	50
07/16/21	0	0.00	1	11,465,000.00	4	87,425,116.02	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.160734%	4.145534%	51
06/17/21	1	25,000,000.00	1	32,875,000.00	5	98,967,581.97	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.161175%	4.145989%	52
05/17/21	1	32,875,000.00	0	0.00	5	99,037,671.49	1	25,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	4.161570%	4.146403%	53
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
9	10180215	07/05/20	20	3	138,740.16	2,865,631.03	318,959.22	40,000,000.00	04/24/20	2
12	10180218	01/05/22	2	2	123,875.78	360,310.01	3,435.25	32,875,000.00	01/19/21	98
23	10180225	03/05/22	0	B	43,561.90	43,561.90	0.00	10,093,380.32	06/06/19	3	07/22/19
25	10180227	03/05/22	0	B	48,381.97	48,381.97	391.50	7,336,578.66	02/23/18	13
Totals					354,559.80	3,317,884.91	322,785.97	90,304,958.98
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 – Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		213,968,084	173,968,084	40,000,000		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		98,758,831	98,758,831	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		101,689,885	101,689,885	0		0
> 60 Months		401,960,993	369,085,993	32,875,000		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Apr-22	816,377,793	743,502,793	0	32,875,000	40,000,000	0
Mar-22	835,852,694	743,935,385	32,875,000	0	59,042,310	0
Feb-22	836,438,356	777,360,594	0	0	59,077,762	0
Jan-22	836,893,769	735,903,737	32,875,000	0	68,115,032	0
Dec-21	838,718,822	697,664,934	54,000,000	18,898,907	68,154,981	0
Nov-21	839,213,046	752,080,038	0	0	87,133,007	0
Oct-21	839,662,356	708,117,559	32,875,000	0	98,669,798	0
Sep-21	840,149,289	741,401,044	0	0	98,748,245	0
Aug-21	841,699,471	742,880,127	0	0	98,819,344	0
Jul-21	842,139,823	743,249,707	0	11,465,000	87,425,116	0
Jun-21	842,620,990	685,778,408	25,000,000	32,875,000	98,967,582	0
May-21	843,057,332	711,144,661	32,875,000	0	99,037,671	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 24 of 32

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
4	10180212	54,000,000.00	54,000,000.00	2,210,000,000.00	04/01/17	48,381,153.44	2.17000	06/30/21	06/01/27	I/O
9	10180215	40,000,000.00	40,000,000.00	255,600,000.00	03/11/22	16,725,398.84	1.14000	03/31/20	08/05/22	I/O
12	10180218	32,875,000.00	32,875,000.00	52,700,000.00	07/11/17	2,383,570.58	2.16000	09/30/20	08/05/27	I/O
15	10180220	25,000,000.00	25,000,000.00	211,600,000.00	01/20/22	9,178,208.58	5.31000	--	05/05/27	I/O
17	10173380	0.00	-	25,700,000.00	01/21/22	2,552,451.70	1.60719	--	06/06/22	301
18	10180222	18,758,830.61	18,758,830.61	54,500,000.00	01/26/22	5,673,796.00	1.87257	--	07/06/24	244
23	10180225	10,093,380.32	10,093,380.32	65,800,000.00	03/05/21	5,305,306.98	1.67000	--	08/05/27	I/O
24	10180226	8,967,163.89	8,967,163.90	13,500,000.00	03/01/22	1,239,334.00	1.78449	--	09/06/27	304
25	10180227	7,328,136.63	7,336,578.66	14,760,000.00	12/20/16	1,133,124.58	1.69000	--	04/05/27	299
Totals		197,022,511.45	197,030,953.49	2,904,160,000.00		92,572,344.70

© 2021 Computershare. All rights reserved. Confidential.										Page 25 of 32

					Specially Serviced Loan Detail - Part 2
				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
4	10180212	OF	NY	11/08/21	13

4/11/2022 Loan transferred to Special on 11/1/21 due to the Borrowers bankruptcy filing on 10/31/21. The Brwrs BK filing was simultaneous with 8 other related entities, all of which are controlled by HNA of China. The $1,200.0MM 1st mortgage is sec ured bythe fee interest of 245 Park, Class A, 45-story, 1,779,515 SF, building located at 245 Park Ave. in Manhattan. The $1,200.0MM 1st mgt. loan consists of a $500MM 245 Park Trust Loan and Companion Loans that total

$700MM. The BK court has approved achange in the property manager which took place in February. Brwr filed a 12/31/20 app. in BK court with a a value of $2.05 billion. The Brwr and Lender have agreed to a final cash collateral order which requires the Brwr to make the monthly debt servi ce & reserve payments, as required in the loan documents. The CCO also requires the Brwr to pay all of the Lenders collection cost, legal fees, and any monthly servicer fees, as they accrue, so that there should be no advances by the Trust. TheBrwr has not yet filed any BK plan, disclosure statement, or any of their BK schedules but has indicated they plan to seek an extension of the period of exclusivity.

9	10180215	LO	IL	04/24/20	2

4/11/2022 Loan transferred for Imminent Monetary Default at borrowers request as a result of the Covid-19 pandemic. Loan has been accelerated and FC has been filed. MSJ has been filed. Discussions with Borrower are ongoing and

	litigation is ongoing.

12	10180218	MU	DC	01/19/21	98

4/11/2022 Loan transferred as a result of WeWorks notice of intention to terminate its lease. Lender consented to request to terminate the WeWork lease. The termination agreement executed and funded to Lender. Borrower submitted a re-

tenanting reques t which was conditionally approved. Lender is awaiting a signed lease and other deliveries (including an LC for the security deposit) in order for the new lease to be effective and in place. Borrower continues to pay loan monthly.

15	10180220	MF	NY	07/20/18	13

4/11/2022 The loan was originally due for the Aug 2018 payment. In addition to the payment default, there are multiple lawsuits against the Borrower and Property Manager alleging fraud, misapplication of proceeds, failure to remediate life/safety iss ues. The lawsuits were filed by shareholders of the Coop. Lender filed foreclosure and a receiver has been appointed. Lender and Borrower executed a settlement agreement. Loan is now current and will remain in rehab until

	Special Servicer can determine Bo rrower is properly complying with forbearance terms and conditions. Addendum to forbearance was finalized. Loan is in rehab period and current on payments.

17	10173380	LO	CA	05/05/20	8
	There was no comment provided for this loan.

18	10180222	LO	Various	04/03/20	1

4/11/2022 Loan was transferred for Imminent Default as a result of the Covid-19 pandemic. The Borrower and third-party consultant have provided a signed Pre-Negotiation letter. Borrower has continued to timely provide required financial reporting and r epairing deferred maintenance. As of 10/29/2021 Borrower and Special Servicer have executed a forbearance agreement which provides for a deferral of tax escrows from April 2020-July 2021 to be repaid over an 11-month period beginning in January 2022. Borr ower and Special Servicer executed a forbearance agreement on 10/29/2021 provides for a 16-month deferral of tax escrows from April 2020-July 2021 to be repaid over an 11-month period beginning in January

	2022.

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
23	10180225	98	Various	06/06/19	3

4/11/2022                4/5/2022: The loan is part of a 3 loan pari passu relationship. The notes transferred to Special Servicing 6/6/19 due to payment default. The borrower filed Chapter 11 Bankruptcy on 7/22/2019. The court confirmed the creditors liquidating p lan on 9/8/21. The debtor turned over the DIP account funds to Midland and tenants are submitting rent payments to the lockbox account. The loan is secured by the borrowers leased fee interest in the land underneath 7 hotels. The leasehold control of the hotels has transitioned to the leasehold lenders. The Cromwell property was sold on 10/18/21 and the Albany property was sold on 11/29/21. The marketing of the remaining 5 properties was launched in December 2021 pursuant to the confirmed BK plan. A buyer has been selected for the note and the loan sale agreement is being negotiated.

24	10180226	LO	TX	05/13/20	9

4/11/2022        Loan was transferred for Imminent Default as a result of the Covid-19 pandemic. The Borrower and third party consultant have provided a signed PNL and the requested due diligence. The Borrower recently brought the loan current.

Working to return the loanto the master servicer.

25	10180227	LO	AR	02/23/18	13

4/11/2022         The loan was transferred to special servicing for Imminent Default. The loan is currently in cash management. Due to the effects of COVID-19, the majority of the franchises have extended the completion date on the PIPs. Borrower and specia l servicer are working towards returning loan to fully performing status.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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					Modified Loan Detail
			Pre-Modification		Post-Modification				Modification	Modification
		Loan					Modification	Modification Booking	Closing	Effective
			Balance	Rate	Balance	Rate
Pros ID	Loan Number	Group					Code¹	Date	Date	Date
5	10178526	1	0.00	5.48000%	0.00	5.48000%	10	06/04/20	06/04/20	06/04/20
9	10180215	1	40,000,000.00	4.04410%	40,000,000.00 4.04410%		10	05/12/20	05/12/20	05/12/20
22	10167894	1	0.00	4.18530%	0.00	4.18530%	8	05/06/19	--	05/06/19
Totals			40,000,000.00		40,000,000.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction		8 - Other
2 - Amortization Change		6 - Capitalization on Interest		9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes		10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
17	10173380 04/18/22	19,042,309.76	25,700,000.00	29,266,975.13	5,030,629.71	28,695,475.15	23,664,845.44	0.00	0.00	0.00	0.00	0.00%
Current Period Totals		19,042,309.76	25,700,000.00	29,266,975.13	5,030,629.71	28,695,475.15	23,664,845.44	0.00	0.00	0.00	0.00
Cumulative Totals		19,042,309.76	25,700,000.00	29,266,975.13	5,030,629.71	28,695,475.15	23,664,845.44	0.00	0.00	0.00	0.00

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
17	10173380	04/18/22	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

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				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
2	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	32.30	0.00	0.00	0.00
9	0.00	0.00	8,611.11	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
11	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.40	0.00	0.00	0.00
12	0.00	0.00	7,077.26	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
17	0.00	0.00	(110,166.67)	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
18	0.00	0.00	5,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
22	0.00	0.00	0.00	0.00	696.32	0.00	0.00	0.00	0.00	0.00	0.00	0.00
23	0.00	0.00	17,962.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	(71,516.29)	0.00	696.32	0.00	0.00	0.00	32.70	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		(70,787.27)

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Supplemental Notes
Risk Retention

Pursuant to the TSA and the Credit Risk Retention Agreement, the Certificate Administrator has made available on www.ctslink.com <http://www.ctslink.com>, specifically under the "Risk Retention" tab for the CSAIL 2017-CX9 Commercial Mortgage Trust

transaction, certain information provided to the Certificate Administrator regarding each Retaining Party's compliance with the Retention Covenant. Investors should refer to the Certificate Administrator's website for all such information.

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